Submission	Apr. 24, 2026
Submission [Line Items]
Central Index Key	0001472091
Registrant Name	PDS Biotechnology Corporation
Registration File Number	333-289942
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A